CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 213,502	$ 48,927
Receivables	20,693	16,616
Prepaid expenses	5,059	2,429
Income tax receivable	2,117	6,959
Other current assets	413	2,854
Total current assets	241,784	77,785
Property and equipment, net	5,289	6,201
Internal-use software, net	43,267	38,756
Goodwill	5,059	5,059
Intangibles, net	18,755	1,624
Deferred income taxes	6,282	3,109
Other long-term assets	14,408	1,927
Total non-current assets	93,060	56,676
Total assets	334,844	134,461
Current liabilities:
Accounts payable	7,793	4,717
Warrant liabilities	6,521	0
Accrued liabilities	15,599	29,089
Total current liabilities	29,913	33,806
Minimum guarantee liability	0	300
Deferred income taxes	0	2,970
Other long-term liabilities	1,464	1,306
Total non-current liabilities	1,464	4,576
Total liabilities	31,377	38,382
Commitments and contingencies
Stockholders’ equity:
Preferred stock, $0.0001 par value (100,000 shares authorized, 0 shares issued and outstanding as of December 31, 2021 and December 31, 2020)	0	0
Additional paid-in capital	268,522	71,786
Retained earnings	34,539	23,802
Accumulated other comprehensive income	393	481
Total stockholders’ equity	303,467	96,079
Total liabilities and stockholders’ equity	334,844	134,461
Common Class A
Stockholders’ equity:
Common stock	11	8
Class B common stock
Stockholders’ equity:
Common stock	$ 2	$ 2